Lifestyle Moderate Portfolio Expense Example - Lifestyle Moderate Portfolio	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,140
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,372
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,081